Acquisitions - Summary of Fair Values of the Assets Acquired and Liabilities (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Intangible assets
Goodwill	¥ 5,787,068	$ 841,694	¥ 2,959,183	$ 430,395
2018 Acquisitions
Business Acquisition [Line Items]
Current assets (i)	11,520,969
Property and equipment	32,618,088
Intangible assets
Goodwill	2,827,885
Current liabilities	(18,636,959)
Deferred tax liabilities	(5,406,250)
Noncontrolling interest	(8,509,857)
Total	¥ 36,038,876
2018 Acquisitions | Minimum
Intangible assets
Property and equipment net, expected useful lives	3 years
2018 Acquisitions | Maximum
Intangible assets
Property and equipment net, expected useful lives	17 years
2018 Acquisitions | Favorable Leases
Intangible assets
Favorable leases	¥ 20,095,000
2018 Acquisitions | Trademark
Intangible assets
Favorable leases	¥ 1,530,000